Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current assets
Cash and cash equivalents	$ 3,923,058	$ 6,573,813
Other receivables	35,825	49,038
Short-term investments (Note 5)	1,662,407	289,388
Prepaid expenses	39,940	44,161
Related parties (Note 6b)	286,488	131,839
Total current assets	5,947,718	7,088,239
Non-current assets
Intangible assets (Note 3)	97,372	108,326
Restricted cash	20,560	7,186
Right-of-use asset (Note 4)	17,402	51,663
Total non-current assets	135,334	167,175
Total assets	6,083,052	7,255,414
Current liabilities
Accounts payable and accrued liabilities	682,163	526,056
Due to related parties (Note 6)	60,232	48,962
Derivative warrant liabilities (Note 7)	2,369,195	3,519,702
Short-term portion of lease liabilities (Note 4)	18,800	36,726
Convertible loans (Note 8)	1,760,066
Total current liabilities	4,890,456	4,131,446
Non- current liabilities
Long-term lease liabilities (Note 4)		16,416
Total non- current liabilities		16,416
Total liabilities	4,890,456	4,147,862
Shareholders’ equity
Share capital and share premium (Note 9)	26,402,659	24,168,256
Warrants (Note 10)	459,341	459,341
Share-based payment reserve (Notes 11,12)	2,231,570	2,523,946
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(27,879,724)	(24,022,741)
Total shareholders’ equity	1,192,596	3,107,552
Total liabilities and shareholders’ equity	$ 6,083,052	$ 7,255,414